Cash and cash equivalents (Details) € in Thousands, $ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Cash and cash equivalents
Cash at banks	€ 71,803		€ 458,117
Term deposits	95,000		50,000
Cash and cash equivalents from continuing operations	166,803	$ 34.5	508,117
Cash and cash equivalents included in assets held for sale (HFS)	7
Total cash and cash equivalents	€ 166,810		€ 508,117	€ 2,233,368	€ 2,143,071